Summary of Components of Net Unrealized Gains and Losses (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Non-credit portion of other-than-temporary impairments	$ (40)	$ (48)